Goodwill and Intangible Assets, Net - Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 66,420	$ 66,420	$ 66,420
Intangible assets with indefinite lives	12,028	12,028
Intangible assets with definitive lives, net	$ 45,342	$ 51,680